Derivatives - Analysis of cash flow reserve and foreign exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	£ 292	£ 20
Continuing foreign exchange hedge reserve	(788)	(560)
Cash flow reserve	271	294
Foreign exchange hedge reserve	(55)	2,835
Foreign exchange hedge reserve, amount transferred from equity to operation expenses	4
Interest rate contracts
Disclosure of detailed information about hedged items [line items]
De-designated cash flow hedge reserve	(424)	(494)
Cash flow reserve	690	460
Cash flow hedge reserve, amount recognised in equity	318	585
Cash flow hedge reserve, amount transferred from equity to net interest income	(19)	(243)
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	27	56
Continuing foreign exchange hedge reserve	(72)	(50)
Cash flow reserve	(1)	(2)
Foreign exchange hedge reserve	(716)	(510)
Cash flow hedge reserve, amount recognised in equity	3	(12)
Cash flow hedge reserve, amount transferred from equity to net interest income	(57)	83
Foreign exchange hedge reserve, amount transferred from equity to net interest income	(35)	(36)
Foreign exchange hedge reserve, amount transferred from equity to non interest income	£ 2	£ 2,752